Joint Ventures and Associates - Summary of Other Arrangements in Respect of Joint Ventures and Associates (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Arrangements In Respect Of Joint Ventures And Associates [Abstract]
Commitments to make purchases from joint ventures and associates	$ 78,837	$ 85,333
Commitments to provide debt or equity funding to joint ventures and associates	$ 1,216	$ 2,703